Income Taxes - Schedule Of Reconciliation Company's Effective Tax Rate (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Statutory state rate, net of federal benefit	0.00%	0.00%
Merger costs	0.00%	(91.60%)
Change in valuation allowance	(21.00%)	(35.60%)
Income Taxes Benefit	0.00%	(106.20%)